CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Predecessor Total equity attributable to equity holders of parents	Predecessor Limited partnership interests	Predecessor Foreign currency translation reserves	Predecessor Accumulated deficit	Predecessor Non-controlling interests	Predecessor Capital surplus	Predecessor	Total equity attributable to equity holders of parents	Ordinary shares	Foreign currency translation reserves	Accumulated deficit	Non-controlling interests	Capital surplus	Total
Equity at beginning of period at Dec. 31, 2017	¥ 3,411,397		¥ 70,556	¥ (266,237)	¥ 55,664	¥ 3,457,440	¥ 3,467,061
Limited Partnership Capital at Dec. 31, 2017		¥ 149,638
Limited Partnership Units Outstanding at Dec. 31, 2017		24,312,502
Loss for the period	(129,998)			(129,998)	(24,048)		(154,046)
Exchange differences related to foreign operations	24,270		24,270				24,270
Liquidation of a foreign operation	(26,429)		(26,429)				(26,429)
Total comprehensive income/(loss) for the year	(132,157)		(2,159)	(129,998)	(24,048)		(156,205)
Recognition of share-based compensation expenses (Notes 6, 22)	18,418					18,418	18,418
Exercise of share-based compensation (Note 22)	10,374	¥ 912				9,462	10,374
Exercise of employee options (Note 22) ( in shares)		132,360
Equity at end of period at Dec. 31, 2018	3,308,032		68,397	(396,235)	31,616	3,485,320	3,339,648
Limited Partnership Capital at Dec. 31, 2018		¥ 150,550
Limited Partnership Units Outstanding at Dec. 31, 2018		24,444,862
Loss for the period	(200,441)			(200,441)	(27,937)		(228,378)
Exchange differences related to foreign operations	7,934		7,934				7,934
Total comprehensive income/(loss) for the year	(192,507)		7,934	(200,441)	(27,937)		(220,444)
Recognition of share-based compensation expenses (Notes 6, 22)	34,403					34,403	34,403
Exercise of share-based compensation (Note 22)	215	¥ 2,835				(2,620)	215
Exercise of share-based compensation (Note 22) (in units)		405,349
Capital contribution from NFH	190,300					190,300	190,300
Cancelation of 0.63% of the issued and outstanding limited partnership units (Notes 1)		¥ (3,871)				3,871
Cancelation of 0.63% of the issued and outstanding limited partnership units (Notes 1) (in units)		(553,190)
Equity at end of period at Dec. 18, 2019	¥ 3,340,443		¥ 76,331	¥ (596,676)	¥ 3,679	¥ 3,711,274	¥ 3,344,122	¥ 8,096,160		¥ (6,431)	¥ (139,129)	¥ 237,181	¥ 8,241,629	¥ 8,333,341
Limited Partnership Capital at Dec. 18, 2019		¥ 149,514							¥ 91
Limited Partnership Units Outstanding at Dec. 18, 2019		24,297,021							131,356,980
Loss for the period								(236,497)			(236,497)	(1,392)		(237,889)
Exchange differences related to foreign operations								2,811		2,811				2,811
Total comprehensive income/(loss) for the year								(233,686)		2,811	(236,497)	(1,392)		(235,078)
Recognition of share-based compensation expenses (Notes 6, 22)								10,514					10,514	10,514
Equity at end of period at Dec. 31, 2019								7,872,988	¥ 91	(3,620)	(375,626)	235,789	8,252,143	8,108,777
Equity shares outstanding at end of period (in shares) at Dec. 31, 2019									131,356,980
Loss for the period								(505,570)			(505,570)	(26,284)		(531,854)
Exchange differences related to foreign operations								61,914		61,914				61,914
Total comprehensive income/(loss) for the year								(443,656)		61,914	(505,570)	(26,284)		(469,940)
Recognition of share-based compensation expenses (Notes 6, 22)								692					692	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)								31,859					31,859	31,859
Equity at end of period at Dec. 31, 2020								¥ 7,461,883	¥ 91	¥ 58,294	¥ (881,196)	¥ 209,505	¥ 8,284,694	¥ 7,671,388
Equity shares outstanding at end of period (in shares) at Dec. 31, 2020									131,356,980